Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net Loss	$ (1,263,464)	$ (1,316,234)	$ (4,908,736)	$ (6,213,135)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Amortization of Film and Television Costs	26,738	4,605	2,534,835	167,788
Depreciation and Amortization Expense	32,274	34,630	125,918	142,687
Imputed Interest Expense			0	8,503
Bad Debt Expense	2,400	0	66,502	0
Stock Issued for Services	0	100,000	130,000	39,000
Stock Compensation Expense	47,852	221,992	663,958	1,581,797
Gain on Distribution Contracts			0	(258,103)
Loss on Impairment of Assets			0	1,850
Decrease (Increase) in Operating Assets:
Accounts Receivable, net	1,139,019	(319,161)	(4,527,354)	294,792
Other Receivables	256,872	0	(256,872)	0
Inventory	536	(16,010)	(11,027)	518
Prepaid Expenses & Other Assets	(49,474)	(60,642)	94,577	(314,754)
Lease Deposits	(358,103)	0
Film and Television Costs, net	(928,289)	(937,535)	(2,825,426)	(1,390,450)
Increase (Decrease) in Operating Liabilities:
Accounts Payable	(91,877)	(322,236)	(266,645)	289,205
Accrued Salaries	5,678	27,102	35,722	36,442
Deferred Revenue and Advances	59,607	230,157	489,189	2,146,998
Other Accrued Expenses	(93,876)	7,122	1,468,489	(249,415)
Net Cash Used in Operating Activities	(1,214,107)	(2,346,210)	(7,186,870)	(3,716,277)
Cash Flows from Investing Activities:
Investment in Intangible Assets	(21,358)	0	(44,793)	(5,650)
Investment in Fixed Assets	(2,314)	0	(62,400)	(5,844)
Net Cash Used in Investing Activities	(23,672)	0	(107,193)	(11,494)
Cash Flows from Financing Activities:
Proceeds from Warrant Exchange, net	0	3,400,658	3,401,924	0
Proceeds from Sale of Common Stock, net	1,596,340	0	5,699,534	0
Proceeds from Production Loan Facility, net		1,284,728	2,802,756	1,318,072
Repayment of Production Facility, net	(1,633,323)
Proceeds from Exercise of Warrants			0	110,000
Net Cash Provided by (Used in) Financing Activities	(36,983)	4,685,386	11,904,214	1,428,072
Net Increase (Decrease) in Cash, Cash Equivalents, and Restricted Cash	(1,274,762)	2,339,176	4,610,151	(2,299,699)
Beginning Cash, Cash Equivalents, and Restricted Cash	7,498,072	2,887,921	2,887,921	5,187,620
Ending Cash, Cash Equivalents, and Restricted Cash	6,223,310	5,227,097	7,498,072	2,887,921
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Interest	0	853	3,227	2,675
Schedule of Non-Cash Financing and Investing Activities
Issuance of Common Stock in Relation to Sony Transaction	0	1,489,583	1,489,583	0
Issuance of Common Stock in Satisfaction of Short Term Advances			$ 0	$ 410,535
Issuance of Common Stock for services rendered	$ 780,000	$ 0